Interim Period	12 Months Ended
Sep. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Interim Period

(23) Interim Period (Unaudited, in thousands except per share information)

	2013 Quarters
	1st	2nd	3rd	4th
Revenue	$204,329	$221,281	$220,947	$202,415
Gross profit	$43,694	$46,319	$46,633	$42,822
Net loss	$(11,021)	$(9,131)	$(7,087)	$(9,353)
Net loss per share	$(1.64)	$(1.39)	$(1.01)	$(1.37)
Current assets	$203,722	$223,550	$211,464	$203,630
Current liabilities	$157,168	$171,700	$167,253	$161,061

	2012 Quarters
	1st	2nd	3rd	4th
Revenue	$189,891	$197,112	$211,514	$218,687
Gross profit	$43,547	$46,681	$46,472	$47,673
Net loss	$(12,810)	$(10,245)	$(8,866)	$(9,526)
Net loss per share	$(2.12)	$(1.73)	$(1.39)	$(1.52)
Current assets	$205,819	$200,703	$211,266	$209,097
Current liabilities	$166,226	$152,200	$166,520	$157,503